Taxes - Schedule of Taxes payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,401,084	$ 2,308,231
Value added tax payable	1,105,522	943,253
Total taxes payable	$ 3,506,606	$ 3,251,484